Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS LIQUID ASSETS, INC
Central Index Key	0000030158
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jul. 01, 2015
Prospectus Date	Jul. 01, 2015
DREYFUS LIQUID ASSETS, INC | Class Z
Prospectus:
Trading Symbol	DLZXX